Cover	Aug. 29, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously reported on a Current Report on Form 8-K filed August 6, 2024, on August 5, 2024, Aeluma, Inc. (“Aeluma” or the “Company”) entered into note purchase agreements (the “NPA”) for an aggregate financing of $1.8 million with five accredited investors (“Investors”). At the first closing under the NPA, which occurred on August 5, 2024, the Company issued to the investor’s convertible promissory notes in the aggregate principal amount of $1,800,000 (the “Notes”) to purchase shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”). At a second closing under the NPA, which occurred on August 27, 2024, the Company issued convertible promissory notes to five additional accredited Investors in the aggregate principal amount of $1,345,000 for aggregate proceeds of $3,145,000. The Company may hold additional closings, but there is no guarantee as to how much additional proceeds, if any, it will receive.
Document Period End Date	Aug. 29, 2024
Entity File Number	000-56218
Entity Registrant Name	Aeluma, Inc.
Entity Central Index Key	0001828805
Entity Tax Identification Number	85-2807351
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	27 Castilian Drive
Entity Address, City or Town	Goleta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93117
City Area Code	805
Local Phone Number	351-2707
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false